Fair Value of Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Corporate Debentures [Member]
Marketable securities	$ 425
US Government or Government Agencies' Debentures [Member]
Marketable securities	8,176
Stocks and Mutual Funds [Member]
Trading securities	$ 435